EATON VANCE INVESTMENT TRUST

                                24 Federal Street
                                Boston, MA 02110



                                  CERTIFICATION

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Investment Trust (the "Registrant") (1933 Act File No. 033-1121) certifies (a) that the forms of prospectuses and statements of additional information dated August 1, 1997 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 38 ("Amendment No. 38") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 38 was filed electronically with the Commission (Accession No. 0000950156-97-000582) on July 23, 1997:

               EV Classic Florida Limited Maturity Municipals Fund
            EV Classic Massachusetts Limited Maturity Municipals Fund
              EV Classic National Limited Maturity Municipals Fund
              EV Classic New York Limited Maturity Municipals Fund
            EV Classic Pennsylvania Limited Maturity Municipals Fund
             EV Marathon California Limited Maturity Municipals Fund
            EV Marathon Connecticut Limited Maturity Municipals Fund
              EV Marathon Florida Limited Maturity Municipals Fund
            EV Marathon Massachusetts Limited Maturity Municipals Fund
              EV Marathon Michigan Limited Maturity Municipals Fund
              EV Marathon National Limited Maturity Municipals Fund
             EV Marathon New Jersey Limited Maturity Municipals Fund
              EV Marathon New York Limited Maturity Municipals Fund
                EV Marathon Ohio Limited Maturity Municipals Fund
            EV Marathon Pennsylvania Limited Maturity Municipals Fund
           EV Traditional California Limited Maturity Municipals Fund
           EV Traditional Connecticut Limited Maturity Municipals Fund
             EV Traditional Florida Limited Maturity Municipals Fund
            EV Traditional Michigan Limited Maturity Municipals Fund
            EV Traditional National Limited Maturity Municipals Fund
           EV Traditional New Jersey Limited Maturity Municipals Fund
            EV Traditional New York Limited Maturity Municipals Fund
              EV Traditional Ohio Limited Maturity Municipals Fund

                                        EATON VANCE INVESTMENT TRUST


                                        By:/s/ Eric G. Woodbury
                                        Eric G. Woodbury, Assistant Secretary
Date:  August 1, 1997